SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 04, 2021 shares $ / shares	Feb. 29, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 ₪ / shares shares	Nov. 02, 2020 $ / shares shares	Sep. 02, 2020 $ / shares shares	Dec. 31, 2019 ₪ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued							35,600,088	3,920,000	5,882,353	25,754,297
Ordinary shares, par value | (per share)							₪ 0.02	$ 2.50	$ 1.70	₪ 0.02
Proceeds from issuing shares | $				$ 10,000
At the Market Offering (ATM) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued		3,803,594
Ordinary shares, par value | $ / shares		$ 7.36
Proceeds from issuing shares | $		$ 28,000
Pre-funded warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercises	883,534
Ordinary shares issued	883,534
Ordinary shares, par value | $ / shares	$ 0.01
Exercise price | $ / shares	$ 9
Controlled Equity Offering Sales Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate offering price | $						$ 50,000